Commitments and contingencies	6 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

16.	Commitments and contingencies

(a)	Capital commitments

As of September 30, 2025 and March 31, 2026, the Group had no capital commitment.

(b)	Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

There was no significant pending or threatened claims and litigation as of March 31, 2026 and through the issuance date of these unaudited condensed consolidated financial statements.